Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables
Schedule of components of trade and other payables
	2025	2024
	US $ in millions

Trade payables	467.1	508.3

Other payables
Salaries and related payables	34.3	77.9
Provision for annual leave and early retirement (see Note 14(a))	15.1	12.6
Government institutions	22.9	19.7
Accrued interest	5.0	5.0
Accrued expenses	51.8	41.6
Advances from customers and others	14.3	11.2
Payables and other credit balances	25.9	59.9
	169.3	227.9

	636.4	736.2